SUPPLEMENT DATED JUNE 22, 2000

TO PROSPECTUS
DATED MAY 5, 2000
for
FLEXIBLE PREMIUM LAST SURVIVOR
VARIABLE LIFE INSURANCE CONTRACTS
issued by
EQUITRUST LIFE INSURANCE COMPANY
EQUITRUST LIFE VARIABLE ACCOUNT II

On page 31, in the section titled "General Provisions -
Incontestability," the following is incorporated after the first sentence:

(If you reside in Arizona, Minnesota, Oklahoma, Oregon or Wisconsin, there is no exception for fraudulent statements made in the application or supplemental applications.)

June 22, 2000								V.1